VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—34.0%
Agency—15.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K032, A2 3.310%, 5/25/23(1)	$ 131	$ 131
KBF1, A (1 month LIBOR + 0.390%, Cap N/A, Floor 0.390%) 5.059%, 7/25/24(1)	248	247
KF68, A (1 month LIBOR + 0.490%, Cap N/A, Floor 0.490%) 5.159%, 7/25/26(1)	1,370	1,367
KLU2, AFL (1 month LIBOR + 0.620%, Cap N/A, Floor 0.620%) 5.289%, 6/25/28(1)	272	273
Federal National Mortgage Association
2015-M6, FA (1 month LIBOR + 0.300%, Cap N/A, Floor 0.300%) 5.145%, 1/25/26(1)	1,002	995
Pool #BL0422 (1 month LIBOR + 0.370%, Cap 98.890%, Floor 0.370%) 5.039%, 11/1/23(1)	318	317
Small Business Administration Pool #510273 (PRIME minus 2.500%) 5.000%, 11/25/28(1)	547	550
		3,880

Non-Agency—18.5%
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(2)	688	658
Cold Storage Trust 2020-ICE5, A (1 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 5.584%, 11/15/37(1)(2)	983	958
DBGS Mortgage Trust 2018-BIOD, A (1 month LIBOR + 0.803%, Cap N/A, Floor 0.803%) 144A 5.487%, 5/15/35(1)(2)	914	898
KKR Industrial Portfolio Trust 2021-KDIP, A (1 month Term SOFR + 0.664%, Cap N/A, Floor 0.664%) 144A 5.492%, 12/15/37(1)(2)	142	137
One New York Plaza Trust 2020-1NYP, A (1 month LIBOR + 0.950%, Cap N/A, Floor 0.950%) 144A 5.634%, 1/15/36(1)(2)	1,000	958
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 5.834%, 2/15/40(1)(2)	1,073	1,014
		4,623

Total Mortgage-Backed Securities (Identified Cost $8,685)		8,503

Asset-Backed Securities—16.9%
Automobiles—6.4%
CarMax Auto Owner Trust 2020-2, A3 1.700%, 11/15/24	157	156
Ford Credit Auto Owner Trust 2019-1, A 144A 3.520%, 7/15/30(2)	750	739
	Par Value	Value

Automobiles—continued
Mercedes-Benz Auto Lease Trust 2021-A, A4 0.320%, 10/15/26	$ 709	$ 699
		1,594

Credit Card—5.8%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 5.380%, 5/15/28(1)	750	738
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 5.569%, 5/14/29(1)	730	726
		1,464

Other—1.8%
Ford Credit Floorplan Master Owner Trust 2020-1, A2 (1 month LIBOR + 0.500%) 5.184%, 9/15/25(1)	440	440
Student Loan—2.9%
Goal Capital Funding Trust 2010-1, A (3 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 5.658%, 8/25/48(1)(2)	481	477
SLM Student Loan Trust 2005-7, A4 (3 month LIBOR + 0.150%) 4.968%, 10/25/29(1)	251	250
		727

Total Asset-Backed Securities (Identified Cost $4,221)		4,225

Corporate Bonds and Notes—47.8%
Communication Services—6.5%
AT&T, Inc. 5.539%, 2/20/26	474	476
Verizon Communications, Inc. (SOFR + 0.500%) 5.340%, 3/22/24(1)	430	429
Warnermedia Holdings, Inc. (SOFR + 1.780%) 144A 6.599%, 3/15/24(1)(2)	723	725
		1,630

Consumer Staples—3.3%
PepsiCo, Inc. 3.600%, 3/1/24	500	494
Philip Morris International, Inc. 4.875%, 2/13/26	330	333
		827

Energy—7.7%
Continental Resources, Inc. 144A 2.268%, 11/15/26(2)	671	596
HF Sinclair Corp. 2.625%, 10/1/23	874	860
Williams Cos., Inc. (The) 4.300%, 3/4/24	480	475
		1,931

See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—24.2%
AerCap Ireland Capital DAC 1.650%, 10/29/24	$ 505	$ 472
ANZ New Zealand Int’l Ltd. (SOFR + 0.600%) 144A 5.341%, 2/18/25(1)(2)	475	470
Banco Santander S.A. (SOFR + 1.240%) 5.982%, 5/24/24(1)	800	798
Barclays plc 1.007%, 12/10/24	495	477
Daimler Truck Finance North America LLC (SOFR + 0.750%) 144A 5.569%, 12/13/24(1)(2)	740	730
General Motors Financial Co., Inc. 1.700%, 8/18/23	482	475
Goldman Sachs Group, Inc. (The) (SOFR + 0.500%) 5.305%, 9/10/24(1)	861	857
Morgan Stanley 0.791%, 1/22/25	525	505
United Airlines Pass-Through-Trust 2020-1, B 4.875%, 1/15/26	749	724
Wells Fargo & Co. 1.654%, 6/2/24	557	553
		6,061

Health Care—0.9%
Amgen, Inc. 5.507%, 3/2/26	228	229
Industrials—2.0%
Triton Container International Ltd. 144A 0.800%, 8/1/23(2)	500	490
Information Technology—1.9%
Skyworks Solutions, Inc. 0.900%, 6/1/23	492	488
Utilities—1.3%
Pacific Gas & Electric Co. 3.250%, 2/16/24	324	317
Total Corporate Bonds and Notes (Identified Cost $12,231)		11,973

Total Long-Term Investments—98.7% (Identified Cost $25,137)		24,701

	Shares	Value
Short-Term Investment—5.7%
Money Market Mutual Fund—5.7%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(3)	1,436,231	$ 1,436
Total Short-Term Investment (Identified Cost $1,436)		1,436

TOTAL INVESTMENTS—104.4% (Identified Cost $26,573)		$26,137
Other assets and liabilities, net—(4.4)%		(1,097)
NET ASSETS—100.0%		$25,040

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $8,850 or 35.3% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	89%
Spain	3
United Kingdom	2
Bermuda	2
Ireland	2
New Zealand	2
Total	100%
† % of total investments as of March 31, 2023.

Exchange-traded futures contracts as of March 31, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
2 Year U.S. Treasury Note Future	June 2023	(2)	$(413)	$1	$—
5 Year U.S. Treasury Note Future	June 2023	(3)	(328)	—	(6)
Total				$1	$(6)
See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$4,225	$—	$4,225
Corporate Bonds and Notes	11,973	—	11,973
Mortgage-Backed Securities	8,503	—	8,503
Money Market Mutual Fund	1,436	1,436	—
Other Financial Instruments:
Futures Contracts	1	1	—
Total Assets	26,138	1,437	24,701
Liabilities:
Other Financial Instruments:
Futures Contracts	(6)	(6)	—
Total Liabilities	(6)	(6)	—
Total Investments	$26,132	$1,431	$24,701
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the  Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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